Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 23,142		$ 3,309		¥ 44,660		¥ 23,257
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,747		1,394		8,904		8,292
Share-based compensation	4,726		676		2,999		4,804
Losses/(gains) from disposal of property, equipment and software	(16)		(2)		140		55
Deferred income tax	(4,742)		(678)		(1,144)		869
Impairment of long-lived assets and goodwill	1,303		186		2,361		5,168
Allowance for doubtful accounts	340		49		333		641
Impairment of investments	827		118		3,299		3,043
Losses/(gains) from fair value change of long-term investments	(397)		(57)		(1,355)		855
Gains from acquirements or disposals of businesses and investments	(55)		(8)		(652)		(89)
Gain on sale of development properties	(387)		(55)		(1,527)		(2,283)
Share of results of equity investees	(8,025)		(1,147)		(2,327)		(1,010)
Accrued interest income	(213)		(30)		(2,912)		(211)
Non-cash portion of other non-operating expense/(income), net	(216)		(31)		168		40
Changes in operating assets and liabilities:
Accounts receivable	(2,526)		(361)		(4,546)		(310)
Advance to suppliers	1,821		260		(1,676)		1,075
Inventories	(5,780)		(827)		(20,154)		9,891
Prepayments and other current assets	1,162		166		114		357
Amount due from related parties	(542)		(78)		(527)		(750)
Operating lease right-of-use assets	(5,931)		(848)		(3,642)		(273)
Other non-current assets	(1,059)		(151)		575		518
Accounts payable	(4,909)		(702)		27,844		4,614
Advance from customers	3,429		490		704		(2,088)
Deferred revenues	351		50		(462)		(1,397)
Taxes payable	(2,275)		(325)		1,913		1,311
Amount due to related parties	(875)		(125)		(1,288)		1,132
Accrued expenses and other current liabilities	3,492		499		2,241		2,149
Operating lease liabilities	6,719		961		4,254		529
Other non-current liabilities	(120)		(17)		(202)		(668)
Net cash provided by operating activities	18,991		2,716		58,095		59,521
Cash flows from investing activities:
Purchases of time deposits and wealth management products	(80,193)		(11,467)		(148,462)		(268,529)
Maturity of long-term time deposits and wealth management products	133,308		19,063		166,517		217,184
Purchases of investment securities	(60)		(9)		0		0
Disposal of investment securities	3,213		459		1,388		8,318
Prepayments and investments in equity investees	(935)		(134)		(3,146)		(1,382)
Disposal of equity investments	2,881		412		576		387
Cash paid for loan originations	(83,617)		(11,957)		(84,578)		(75,761)
Cash received from loan repayments	82,915		11,857		84,840		75,986
Purchase of property, equipment and software and intangible assets	(7,823)		(1,118)		(5,353)		(4,028)
Disposal of equipment and other assets	169		24		81		130
Cash paid for asset acquisitions, net of cash acquired	(3,607)		(516)		(4,308)		(5,468)
Purchase of land use rights	(397)		(57)		(618)		(4,981)
Cash paid for construction in progress	(5,964)		(853)		(7,848)		(11,006)
Sales of development properties	4,887		699		3,822		6,975
Cash paid for business combinations, net of cash acquired	(1,105)		(158)		(2,776)		0
Loans settled by/(provided to) JD Technology	(680)		(97)		50		3,328
Other investing activities	(1,160)		(166)		(1,056)		(696)
Net cash (used in)/provided by investing activities	41,832		5,982		(871)		(59,543)
Cash flows from financing activities:
Repurchase of ordinary shares	(21,430)		(3,064)		(25,912)		(2,497)
Proceeds from issuance of ordinary shares pursuant to share-based awards	33		5		27		33
Cash paid for dividends	(10,379)		(1,484)		(8,263)		(6,741)
Capital injection from non-controlling interest shareholders	2,650		379		31		1,835
Acquisition of additional equity interests in non-wholly owned subsidiaries	(7,175)		(1,026)		(829)		(778)
Proceeds from debts	34,271		4,900		13,628		30,500
Repayment of debts	(24,003)		(3,432)		(13,253)		(27,387)
Proceeds from unsecured senior notes, net of issuance costs	0		0		13,999		0
Other financing activities	(695)		(100)		(432)		(773)
Net cash used in financing activities	(26,728)		(3,822)		(21,004)		(5,808)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(186)		(27)		98		125
Net (decrease)/increase in cash, cash equivalents, and restricted cash	33,909		4,849		36,318		(5,705)
Cash, cash equivalents, and restricted cash at beginning of year, including cash, cash equivalents, and restricted cash classified within assets held for sale	115,716		16,547		79,451		85,156
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at beginning of year	0	[1]	0	[1]	53		41
Cash, cash equivalents, and restricted cash at beginning of year	115,716		16,547		79,398		85,115
Cash, cash equivalents, and restricted cash at end of year, including cash, cash equivalents and restricted cash classified within assets held for sale	149,625		21,396		115,716		79,451
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year	0	[1]	0	[1]	0	[1]	53
Cash, cash equivalents, and restricted cash at end of year	149,625		21,396		115,716		79,398
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(8,697)		(1,244)		(8,807)		(5,462)
Cash paid for interest	(2,684)		(384)		(2,774)		(2,808)
Supplemental disclosures of non-cash investing and financing activities:
Right-of-use assets acquired under operating leases	¥ 16,255		$ 2,324		¥ 11,173		¥ 10,890

[1]	Absolute value is less than RMB1 million or US$1 million.